Financial Statements Schedule 1 - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES
Loss for the year				¥ (7,982)	$ (1,161)	¥ 9,052	¥ (25,924)
Operating cash flows before movements in working capital				177,481	25,814	183,414	148,206
(Increase) decrease in prepayments				125,952	18,319	(206,950)	(82,407)
FINANCING ACTIVITIES
Advance from a shareholder				1,865	271	10,149	4,455
Repayment to a shareholder				(696)	(101)	(2,805)	(14,736)
NET CASH USED IN FINANCING ACTIVITIES				(108,308)	(15,753)	(17,189)	(35,631)
NET DECREASE IN CASH AND CASH EQUIVALENTS				183,621	26,707	(146,880)	80,090
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR				360,000
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE				(1,983)	(288)	1,693	(538)
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	¥ 360,000	¥ 360,000		360,000	$ 52,360	360,000
Parent [member]
OPERATING ACTIVITIES
Loss for the year	(10,392)	(3,620)	¥ (7,964)	(10,392)		(3,620)	(7,964)
Exchange loss	1,836	(2,290)	2,601
Operating cash flows before movements in working capital	(8,556)	(5,910)	(5,363)
(Increase) decrease in prepayments	(1)	2	(4)
(Decrease) increase in other payables	280	(828)	(6,360)
NET CASH USED IN OPERATING ACTIVITIES	(8,277)	(6,736)	(11,727)
FINANCING ACTIVITIES
Advance from a subsidiary	9,497	10,518	21,911
Repayment to subsidiary	(2,389)	(11,175)
Advance from a shareholder	1,865	10,149	4,455
Repayment to a shareholder	(696)	(2,805)	(14,736)
NET CASH USED IN FINANCING ACTIVITIES	8,277	6,687	11,630
NET DECREASE IN CASH AND CASH EQUIVALENTS		(49)	(97)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		51	139	0		51
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE		(2)	9
CASH AND CASH EQUIVALENTS AT END OF THE YEAR - representing bank balances	¥ 0	¥ 0	¥ 51	¥ 0		¥ 0	¥ 51